Net Gains (Losses) on Sales of Properties and Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Gains (Losses) on Sales of Properties and Discontinued Operations [Abstract]
Net Gains (Losses) on Sales of Properties and Discontinued Operations

Discontinued Operations - Hotel Properties Held for Sale and Sold

At December 31, 2012, the Company had 22 hotels classified as held for sale. Subsequent to year end, the Company classified an additional seven hotels as held for sale, and during the three months ended March 31, 2013, two hotels were sold, with no gain or loss. The two hotels sold were a Days Inn in Fredericksburg, Virginia (North) and a Guesthouse Inn in Ellenton, Florida. This brings the total number of hotels classified as held for sale to 27 as of March 31, 2013. The impact of these changes was to increase losses from continuing operations for the three months ending March 31, 2013 and 2012 by $129,000 and $79,000, respectively.

In accordance with FASB ASC 205-20 Presentation of Financial Statements – Discontinued Operations, gains, losses and impairment losses on hotel properties sold or classified as held for sale are presented in discontinued operations. The operating results of the hotels held for sale and sold are included in discontinued operations and are summarized below. The operating results for the three months ended March 31, 2013 include 27 hotels held for sale and two hotels that were sold in the first quarter of 2013. The operating results for the three months ended March 31, 2012 include 27 hotels held for sale, two hotels that were sold in the first quarter of 2013 and fifteen hotels that were sold in 2012 (in thousands):

	Three Months Ended
	March 31,
	2013	2012
Revenues	$5,405	$8,151
Hotel and property operations expenses	(4,669)	(7,046)
Interest expense	(720)	(1,150)
Loss on debt extinguishment	(192)	—
Depreciation expense	(168)	(504)
Net gain (loss) on disposition of assets	(24)	493
Impairment loss	(507)	(1,700)
Income tax benefit	—	299

	$(875)	$(1,457)

Note 5.	Net Gains (Losses) on Sales of Properties and Discontinued Operations

In accordance with FASB ASC 205-20 Presentation of Financial Statements – Discontinued Operations, gains, losses and impairment losses on hotel properties sold or classified as held for sale are presented in discontinued operations. Gains, losses and impairment losses for both continuing and discontinued operations are summarized as follows:

	2012	2011	2010

Continuing Operations
Gain on sale of office building	$—	$1,129	$—
Impairment losses	(2,470)	(4,523)	(2,147)
Gain (loss) on sale of assets	3	11	(30)

	(2,467)	(3,383)	(2,177)

Discontinued Operations
Gain on sales of properties	7,872	376	1,414
Impairment losses	(7,702)	(9,785)	(6,051)
Loss on sale of assets	(42)	(64)	(108)

	128	(9,473)	(4,745)

Total	$(2,339)	$(12,856)	$(6,922)

As of December 31, 2012, the Company has 29 properties classified as held for sale. In 2012, 2011 and 2010, the Company sold 15 hotels, six hotels and nine hotels, respectively, resulting in gains of $7,872, $376 and $1,414, respectively. In 2012, 2011, and 2010, the Company recognized net gains (losses) and impairment on the disposition of assets of approximately $131, $(9,462) and $(4,775).

The Company allocates interest expense to discontinued operations for debt that is to be assumed or that is required to be repaid as a result of the disposal transaction. The Company allocated $4,015, $6,134, and $5,719 to discontinued operations for the years ended December 31, 2012, 2011, and 2010, respectively.

The operating results of hotel properties included in discontinued operations are summarized as follows:

	2012	2011	2010
Revenues	$32,190	$38,250	$43,506
Hotel and property operations expenses	(27,356)	(32,606)	(36,523)
Interest expense	(4,015)	(6,134)	(5,719)
Depreciation and amortization expense	(1,767)	(2,994)	(3,855)
General and administrative expense	—	(50)	(71)
Net gain on dispositions of assets	7,830	312	1,306
Impairment loss	(7,702)	(9,785)	(6,051)
Income tax benefit	828	1,714	1,687

	$8	$(11,293)	$(5,720)

Adjustments to Previously Filed Financial Statements

As of December 31, 2012, the Company had 22 hotels classified as held for sale. Subsequent to year end, the Company classified an additional seven hotels as held for sale, bringing the total hotels held for sale to 29. The Company has reflected the results of operations as discontinued operations, and investment in hotels and debt as held for sale for the 29 hotels for all periods presented. The impact of these changes was to increase (decrease) losses from continuing operations by $(1,031), $(2,051) and $28 for the years ended 2012, 2011 and 2010, respectively, compared to the previously filed financial statements.